Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
June 30, 2023
Z25-NPRT1-0823
1.9884238.106
Domestic Equity Funds - 27.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	305,080	4,258,923
Fidelity Series Commodity Strategy Fund (a)	5,491	531,547
Fidelity Series Large Cap Growth Index Fund (a)	154,477	2,690,983
Fidelity Series Large Cap Stock Fund (a)	156,659	2,960,862
Fidelity Series Large Cap Value Index Fund (a)	380,135	5,500,549
Fidelity Series Small Cap Core Fund (a)	1,537	15,788
Fidelity Series Small Cap Opportunities Fund (a)	104,195	1,342,033
Fidelity Series Value Discovery Fund (a)	137,021	2,030,650
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,696,736)		19,331,335

International Equity Funds - 26.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	87,395	1,246,249
Fidelity Series Emerging Markets Fund (a)	125,419	1,042,228
Fidelity Series Emerging Markets Opportunities Fund (a)	305,274	5,174,396
Fidelity Series International Growth Fund (a)	176,658	2,902,489
Fidelity Series International Index Fund (a)	105,083	1,205,306
Fidelity Series International Small Cap Fund (a)	55,349	898,313
Fidelity Series International Value Fund (a)	262,292	2,900,955
Fidelity Series Overseas Fund (a)	231,553	2,903,677
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,073,529)		18,273,613

Bond Funds - 45.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	790,289	6,243,286
Fidelity Series Corporate Bond Fund (a)	400,009	3,620,083
Fidelity Series Emerging Markets Debt Fund (a)	49,346	365,157
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	12,954	121,769
Fidelity Series Floating Rate High Income Fund (a)	7,872	70,532
Fidelity Series Government Bond Index Fund (a)	576,080	5,282,653
Fidelity Series High Income Fund (a)	46,491	380,765
Fidelity Series International Credit Fund (a)	9	68
Fidelity Series International Developed Markets Bond Index Fund (a)	319,550	2,741,742
Fidelity Series Investment Grade Bond Fund (a)	541,791	5,390,817
Fidelity Series Investment Grade Securitized Fund (a)	412,101	3,667,695
Fidelity Series Long-Term Treasury Bond Index Fund (a)	633,486	3,813,586
Fidelity Series Real Estate Income Fund (a)	10,229	97,997
TOTAL BOND FUNDS (Cost $33,417,383)		31,796,150

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.17% (a)(b)	269,045	269,045
Fidelity Series Short-Term Credit Fund (a)	2,368	22,756
Fidelity Series Treasury Bill Index Fund (a)	65,024	646,334
TOTAL SHORT-TERM FUNDS (Cost $938,550)		938,135

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $69,126,198)	70,339,233
NET OTHER ASSETS (LIABILITIES) - 0.0%	12
NET ASSETS - 100.0%	70,339,245

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	6,181,481	402,826	209,543	915	(29)	(131,449)	6,243,286
Fidelity Series Blue Chip Growth Fund	4,313,099	54,020	774,963	-	104,003	562,764	4,258,923
Fidelity Series Canada Fund	1,260,364	42,951	105,634	-	(809)	49,377	1,246,249
Fidelity Series Commodity Strategy Fund	516,147	51,640	22,581	-	(11,035)	(2,624)	531,547
Fidelity Series Corporate Bond Fund	3,601,052	199,344	140,645	36,057	(412)	(39,256)	3,620,083
Fidelity Series Emerging Markets Debt Fund	360,155	18,533	15,975	5,494	(172)	2,616	365,157
Fidelity Series Emerging Markets Debt Local Currency Fund	122,007	1,633	5,427	-	431	3,125	121,769
Fidelity Series Emerging Markets Fund	807,116	213,296	-	-	-	21,816	1,042,228
Fidelity Series Emerging Markets Opportunities Fund	5,407,415	-	384,816	-	(5,787)	157,584	5,174,396
Fidelity Series Floating Rate High Income Fund	69,382	3,526	3,085	1,568	10	699	70,532
Fidelity Series Government Bond Index Fund	5,295,708	320,477	225,080	35,001	(795)	(107,657)	5,282,653
Fidelity Series Government Money Market Fund 5.17%	263,860	20,129	14,944	3,347	-	-	269,045
Fidelity Series High Income Fund	375,889	18,192	13,772	5,712	(21)	477	380,765
Fidelity Series International Credit Fund	68	1	-	1	-	(1)	68
Fidelity Series International Developed Markets Bond Index Fund	2,763,765	133,256	119,708	38,964	(833)	(34,738)	2,741,742
Fidelity Series International Growth Fund	2,925,278	54,462	194,944	-	19,898	97,795	2,902,489
Fidelity Series International Index Fund	1,212,922	37,085	83,447	-	5,344	33,402	1,205,306
Fidelity Series International Small Cap Fund	930,605	8,067	53,170	-	1,431	11,380	898,313
Fidelity Series International Value Fund	2,917,621	88,233	226,232	-	12,125	109,208	2,900,955
Fidelity Series Investment Grade Bond Fund	5,413,978	280,924	228,716	52,772	(580)	(74,789)	5,390,817
Fidelity Series Investment Grade Securitized Fund	3,712,584	172,508	164,218	34,362	(298)	(52,881)	3,667,695
Fidelity Series Large Cap Growth Index Fund	2,733,471	33,454	398,637	6,589	51,411	271,284	2,690,983
Fidelity Series Large Cap Stock Fund	2,992,891	50,747	288,364	-	14,239	191,349	2,960,862
Fidelity Series Large Cap Value Index Fund	5,586,270	181,772	495,011	-	11,336	216,182	5,500,549
Fidelity Series Long-Term Treasury Bond Index Fund	3,870,821	213,762	151,660	28,488	(7,353)	(111,984)	3,813,586
Fidelity Series Overseas Fund	2,922,366	66,598	215,914	-	19,984	110,643	2,903,677
Fidelity Series Real Estate Income Fund	130,726	3,188	36,839	1,833	(3,427)	4,349	97,997
Fidelity Series Short-Term Credit Fund	22,352	499	-	153	-	(95)	22,756
Fidelity Series Small Cap Core Fund	36,161	17	19,649	9	(259)	(482)	15,788
Fidelity Series Small Cap Opportunities Fund	1,367,768	32,535	129,455	-	5,909	65,276	1,342,033
Fidelity Series Treasury Bill Index Fund	641,778	26,381	21,182	7,881	(7)	(636)	646,334
Fidelity Series Value Discovery Fund	2,045,751	101,518	176,952	-	244	60,089	2,030,650
	70,800,851	2,831,574	4,920,563	259,146	214,548	1,412,823	70,339,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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